UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Jun 30, 2010.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     July 29, 2010


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       78
Form 13F Information Table Value Total:	      507,517,000




			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      32,595   133,563   Sole   None
Berkshire Hathaway      B       084670207      25,863   324,542   Sole   None
PepsiCo, Inc.                   713448108      20,643   338,692   Sole   None
Novo-Nordisk                    670100205      19,586   241,745   Sole   None
United Technologies             913017109      19,288   297,156   Sole   None
Oracle Corporation              38389x105      18,673   870,135   Sole   None
Procter & Gamble                742718109      17,693   294,976   Sole   None
Ace Ltd                         H0023R105      17,244   334,971   Sole   None
Google Inc                      38259P508      15,615    35,094   Sole   None
Devon Energy Corp New           25179M103      15,329   251,631   Sole   None
Nike Inc.                       654106103      15,296   226,444   Sole   None
Teva Pharmaceutical Inds	881624209      14,929   287,156   Sole	 None
ConocoPhillips                  20825C104      14,812   301,721   Sole   None
Walgreen Co                     931422109      14,096   527,927   Sole   None
Cisco Systems Inc               17275R102      13,840   649,438   Sole   None
Emerson Electric                291011104      13,453   307,927   Sole   None
Mastercard Inc.                 57636Q104      13,439    67,354   Sole   None
Rockwell Collins                774341101      13,390   252,030   Sole   None
Microsoft Corp                  594918104      13,112   569,820   Sole   None
America Movil SAB de CV         02364W105      13,046   274,657   Sole   None
Amphenol Corp			032095101      11,886   302,593   Sole   None
Wal-Mart Stores Inc		931142103      11,379   236,727   Sole	 None
Becton Dickinson & Co           075887109      11,060   163,565   Sole   None
Alliant Techsystems Inc.        018804104      10,975   176,842   Sole   None
Research in Motion Com          760975102      10,492   212,985   Sole   None
Lincoln Elec Hldgs Inc          533900106       9,496   186,240   Sole   None
Energizer Holdings Inc          29266R108       9,393   186,804   Sole   None
ITT Education Services          45068B109       9,224   111,103   Sole   None
Freeport McMoran Copper         35671D857       9,201   155,606   Sole   None
Wells Fargo & Co.               949746101       8,965   350,189   Sole   None
Adobe Systems                   00724F101       8,920   337,489   Sole   None
Petroleo Brasileiro A           71654V408       8,848   257,820   Sole   None
Johnson & Johnson               478160104       8,569   145,093   Sole   None
Berkshire Hathaway      A       084670108       3,960        33   Sole   None
Intuit                          461202103       2,185    62,847   Sole   None
Perrigo Company                 714290103       2,155    36,480   Sole   None
Gilead Sciences Inc Com         375558103       2,072    60,444   Sole   None
Flir Systems Inc		302445101	1,989	 68,384	  Sole	 None
Middleby Corp.			596278101	1,792    33,699   Sole   None
CVS Caremark Corp               126650100       1,426    48,626   Sole   None
Rehabcare Group Inc.		759148109	1,371	 62,955   Sole   None
Apache Corp			037411105	1,329	 15,780   Sole   None
3M Company                      88579Y101       1,276    16,148   Sole   None
Stifel Financial Corp           860630102       1,265    29,153   Sole   None
Schlumberger Ltd                806857108       1,238    22,372   Sole   None
Waters Corp                     941848103       1,198    18,511   Sole   None
Petmedexpress Inc               816382106       1,101    61,841   Sole   None
Ishare MSCI Brazil F            464286400       1,080    17,469   Sole   None
Quality Systems                 747582104       1,009    17,408   Sole   None
Ishares MSCI EMIF               464287234         935    25,059   Sole   None
Ishares Ftse/Xinhua China       464287184         719    18,386   Sole   None
Market Vectors Agribusiness     57060U605         606    16,726   Sole   None
iShares Barclays TIPS Bond      464287176         588     5,500   Sole   None
Exxon Mobil Corp                30231g102         481     8,422   Sole   None
Bank of America                 060505104         455    31,696   Sole   None
Noble Corporation               H5833N103         415    13,420   Sole   None
Halliburton Company             406216101         364    14,816   Sole   None
Kayne Anderson MLP              486606106         335    12,794   Sole   None
Vale S A                        91912E105         318    13,050   Sole   None
Medtronic Inc                   585055106         294     8,116   Sole   None
Varian Medical Sys Inc.         92220P105         293     5,600   Sole   None
Encana Corp                     292505104         292     9,635   Sole   None
JP Morgan Chase & Co            46625H100         289     7,900   Sole   None
Carnival Corp                   30231g102         288     9,525   Sole   None
Emc Corporation                 268648102         287    15,700   Sole   None
Goldman Sachs Group             38141G104         287     2,188   Sole   None
MSCKI India Index               06739F291         270     4,220   Sole   None
Yamana Gold Inc                 98462Y100         263    25,508   Sole   None
Quanta Services Inc             74762E102         252    12,190   Sole   None
Walt Disney Co                  254687106         244     7,753   Sole   None
Norfolk Southern Corp           655844108         224     4,225   Sole   None
Home Depot Inc                  437076102         220     7,830   Sole   None
Kraft Foods Inc.                50075N104         213     7,604   Sole   None
Coca Cola Co                    191216100         206     4,120   Sole   None
Hewlett-Packard Co              428236103         201     4,638   Sole   None
Intel Corporation               458140100         199    10,216   Sole   None
Sector Spdr Fincl               81369Y605         179    12,975   Sole   None
Nine Mile Software Inc          654409101           1    28,570   Sole   None
